PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property, Plant and Equipment Net) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	$ 1,113,223,698	$ 1,085,779,876
Less: Accumulated depreciation	372,874,618	291,849,362
Property, plant and equipment, net before construction in progress	740,349,080	793,930,514
Property, plant and equipment, net	750,297,544	863,093,184
Buildings [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	199,178,564	239,665,560
Leasehold improvement [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	129,294	129,294
Plant and machinery [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	854,152,473	812,802,994
Motor vehicles [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	3,132,933	3,245,386
Office equipment [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	12,830,576	13,264,375
Construction in progress [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, net	9,948,464	69,162,670
Power stations [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	$ 43,799,858	$ 16,672,267